Concentration of Credit Risk - Disaggregation of Revenue (Details) - Revenue from Contract with Customer Benchmark - Product Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Concentration Risk [Line Items]
Concentration risk (as a percent)	100.00%	100.00%	100.00%	100.00%
Medicare
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%	16.00%	13.00%	16.00%
Medicaid
Concentration Risk [Line Items]
Concentration risk (as a percent)	1.00%	2.00%	1.00%	2.00%